Note 18 - Revenue Recognition - Non-interest Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues		$ 1,090	$ 1,102	$ 1,486
Gain on sale of loans	[1]	13,468	24,139	9,071
Net securities gains (losses)	[1]	(16)	289	4
Change in fair value of mortgage servicing rights	[1]	295	(293)	(258)
Increase in cash surrender value of life insurance	[1]	402	368	390
Litigation Settlement	[1]	0	0	1,980
Net loan servicing fees	[1]	512	262	327
Other non-interest income (expense)		(631)	(700)	312
Total non-interest income		17,346	27,000	15,048
Deposit Account [Member]
Revenues		1,090	1,102	1,486
Credit and Debit Card [Member]
Revenues		1,806	1,514	1,443
Investment Advisory, Management and Administrative Service [Member]
Revenues		$ 420	$ 319	$ 293

[1]	Not within the scope of ASC 606